UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq.	Peter Fetzer, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (45.69%)
Basic Materials (1.59%)
Forest Products & Paper (0.09%)
Domtar Corp.	26,406	$948,504

Iron/Steel (0.19%)
AK Steel Holding Corp.(a)	212,415	1,932,976

Mining (1.31%)
Freeport-McMoRan, Inc.(b)	77,902	2,899,513
Newmont Mining Corp.(b)	303,867	7,569,327
Silver Wheaton Corp.(b)	113,429	2,961,631

		13,430,471

Total Basic Materials		16,311,951

Communications (4.27%)
Internet (2.31%)
Angie’s List, Inc.(a)(b)	935,164	7,789,916
eBay, Inc.(a)(b)	201,020	10,613,856
Symantec Corp.(b)	224,000	5,299,840

		23,703,612

Telecommunications (1.96%)
Cisco Systems, Inc.(b)	226,007	5,702,156
Corning, Inc.	75,858	1,490,610
Verizon Communications, Inc.(b)	155,376	7,834,058
Vonage Holdings Corp.(a)	720,558	2,507,542
Vringo, Inc.(a)	787,000	2,565,620

		20,099,986

Total Communications		43,803,598

Consumer, Cyclical (9.07%)
Airlines (0.46%)
American Airlines Group, Inc., Escrow Shares(a)	582,000	931,200
Gol Linhas Aereas Inteligentes SA, ADR	621,292	3,765,029
Republic Airways Holdings, Inc.(a)	1,100	10,934

		4,707,163

Auto Manufacturers (1.61%)
Ford Motor Co.(b)	382,153	6,504,244
General Motors Co.(b)	295,410	9,990,766

		16,495,010

Auto Parts & Equipment (1.53%)
Delphi Automotive PLC	25,491	1,702,799
The Goodyear Tire & Rubber Co.	58,316	1,467,814
Lear Corp.	18,929	1,782,544
Magna International, Inc.	17,659	1,896,576
Tenneco, Inc.(a)	27,245	1,735,506
Tower International, Inc.(a)(b)	100,354	3,161,151
TRW Automotive Holdings Corp.(a)(b)	20,348	2,081,397

	Shares	Value

Consumer, Cyclical (continued)
WABCO Holdings, Inc.(a)(b)	19,587	$1,909,341

		15,737,128

Home Furnishings (1.27%)
Select Comfort Corp.(a)(b)	406,948	8,220,350
Whirlpool Corp.(b)	33,800	4,821,232

		13,041,582

Retail (4.20%)
Bed Bath & Beyond, Inc.(a)(b)	109,700	6,942,913
BJ’s Restaurants, Inc.(a)(b)	339,700	11,641,519
Bob Evans Farms, Inc.(b)	50,675	2,407,569
Conn’s, Inc.(a)(b)	77,535	3,101,400
Destination Maternity Corp.(b)	268,458	5,108,756
Ezcorp, Inc., Class A(a)(b)	247,610	2,424,102
The Pantry, Inc.(a)	82,728	1,481,659
Pier 1 Imports, Inc.(b)	406,700	6,124,902
Staples, Inc.(b)	331,533	3,842,467

		43,075,287

Total Consumer, Cyclical		93,056,170

Consumer, Non-cyclical (12.43%)
Biotechnology (8.26%)
Alexion Pharmaceuticals, Inc.(a)(b)	94,200	14,976,858
Amgen, Inc.(b)	134,950	17,191,281
Biogen Idec, Inc.(a)(b)	50,460	16,873,319
Celgene Corp.(a)(b)	189,000	16,471,350
Gilead Sciences, Inc.(a)(b)	209,971	19,222,845

		84,735,653

Commercial Services (0.87%)
RR Donnelley & Sons Co.	67,657	1,174,526
Sotheby’s(b)	88,836	3,522,347
Weight Watchers International, Inc.(b)	195,922	4,249,548

		8,946,421

Healthcare-Products (0.40%)
Trinity Biotech PLC, Sponsored ADR	173,930	4,040,394

Healthcare-Services (1.33%)
UnitedHealth Group, Inc.(b)	83,254	6,747,737
WellPoint, Inc.(b)	62,985	6,916,383

		13,664,120

Household Products/Wares (0.81%)
SodaStream International Ltd.(a)	252,693	8,338,869

Pharmaceuticals (0.76%)
AmerisourceBergen Corp.	81,000	6,229,710
Herbalife Ltd.	29,600	1,551,040

		7,780,750

Total Consumer, Non-cyclical		127,506,207

	Shares	Value

Energy (5.71%)
Energy-Alternate Sources (0.27%)
Renewable Energy Group, Inc.(a)(b)	243,050	$2,722,160

Oil & Gas (5.11%)
Bill Barrett Corp.(a)	52,124	1,251,497
Chevron Corp.(b)	40,649	5,253,477
Diamond Offshore Drilling, Inc.(b)	171,772	8,037,212
Endeavour International Corp.(a)	12,600	17,766
EQT Corp.	14,426	1,353,447
Exxon Mobil Corp.(b)	80,741	7,988,514
Gran Tierra Energy, Inc.(a)	235,953	1,566,728
Par Petroleum Corp.	53,293	1,004,573
PBF Energy, Inc., Class A(b)	235,600	6,384,760
Range Resources Corp.	19,277	1,457,148
Transocean Ltd.(b)	191,720	7,733,985
Valero Energy Corp.(b)	171,277	8,700,872
Vantage Drilling Co.(a)	908,687	1,699,245

		52,449,224

Oil & Gas Services (0.33%)
Hornbeck Offshore Services, Inc.(a)(b)	78,194	3,417,078

Total Energy		58,588,462

Financials (7.38%)
Diversified Financial Services (2.68%)
Ally Financial, Inc.(a)(b)	610,442	14,015,748
Encore Capital Group, Inc.(a)	32,108	1,363,948
Nelnet, Inc., Class A(b)	127,000	5,236,210
Ocwen Financial Corp.(a)(b)	142,900	4,311,293
Stonegate Mortgage Corp.(a)(b)	201,000	2,586,870

		27,514,069

Holding Companies-Diversified (0.67%)
Leucadia National Corp.(b)	279,949	6,917,540

Insurance (0.54%)
Assured Guaranty Ltd.	85,094	1,899,298
The Hartford Financial Services Group, Inc.	32,356	1,105,281
MetLife, Inc.	25,517	1,342,194
Voya Financial, Inc.	32,508	1,206,047

		5,552,820

Private Equity (2.08%)
American Capital Ltd.(a)(b)	825,729	12,518,052
Apollo Global Management LLC, Class A	41,178	1,081,334
The Blackstone Group LP(b)	80,715	2,637,766
KKR & Co. LP (b)	222,718	5,104,697

		21,341,849

Real Estate Investment Trusts (1.26%)
American Capital Agency Corp.	90,700	2,096,984
American Capital Mortgage Investment Corp.	23,683	472,002
Blackstone Mortgage Trust, Inc., Class A(b)	183,728	5,230,736

	Shares	Value

Financials (continued)
Newcastle Investment Corp.(b)	1,014,199	$4,533,469
Two Harbors Investment Corp.	57,242	585,586

		12,918,777

Specialty Finance (0.15%)
Capitol Acquisition Corp. II(a)	153,791	1,533,296

Total Financials		75,778,351

Industrials (1.71%)
Engineering & Construction (0.18%)
Fluor Corp.	24,597	1,792,384

Miscellaneous Manufacturing (0.75%)
Crane Co.	19,928	1,367,260
Hexcel Corp.(a)	171,000	6,369,750

		7,737,010

Packaging & Containers (0.78%)
Berry Plastics Group, Inc.(a)(b)	139,861	3,397,224
Graphic Packaging Holding Co.(a)	162,968	1,955,616
Rock-Tenn Co., Class A(b)	26,566	2,641,457

		7,994,297

Total Industrials		17,523,691

Technology (3.53%)
Computers (1.31%)
EMC Corp.(b)	200,000	5,860,000
NetApp, Inc.(b)	196,500	7,632,060

		13,492,060

Semiconductors (1.02%)
Intel Corp.(b)	184,229	6,243,521
QUALCOMM, Inc.(b)	57,200	4,215,640

		10,459,161

Software (1.20%)
Microsoft Corp.(b)	78,676	3,395,656
Oracle Corp.(b)	220,282	8,897,190

		12,292,846

Total Technology		36,244,067

TOTAL COMMON STOCKS
(Cost $450,991,425)		468,812,497

CLOSED END FUNDS (1.09%)
AllianceBernstein Income Fund, Inc.	682,000	5,080,900
Eaton Vance National Municipal Opportunities Trust	100,000	1,981,000
Nuveen California AMT-Free Municipal Income Fund	100,000	1,378,000

	Shares	Value

CLOSED END FUNDS (continued)
Nuveen Dividend Advantage Municipal Fund 2	100,000	$1,368,000
Nuveen Municipal Advantage Fund, Inc.	100,000	1,356,000

		11,163,900

TOTAL CLOSED END FUNDS
(Cost $10,610,094)		11,163,900

EXCHANGE TRADED FUNDS (16.03%)
Equity Funds (16.03%)
Energy Select Sector SPDR® Fund(b)	100,200	9,682,326
Industrial Select Sector SPDR® Fund	143,316	7,423,769
iShares® MSCI Emerging Markets ETF(b)	1,090,201	47,772,608
iShares® MSCI Mexico Capped ETF	14,000	957,460
Market Vectors® Gold Miners ETF(b)	743,922	19,260,140
Market Vectors® Junior Gold Miners ETF(a)(b)	95,080	3,950,574
SPDR® S&P 500® ETF Trust(b)	350,392	67,657,191
Technology Select Sector SPDR® Fund(b)	200,185	7,805,213

		164,509,281

TOTAL EXCHANGE TRADED FUNDS
(Cost $159,837,728)		164,509,281

	Principal Amount	Value

BANK LOANS (0.98%)(c)
Consumer, Cyclical (0.98%)
Retail (0.98%)
J.C. Penny Company, 6.00% 05/22/2018	$9,973,967	$10,087,072

Total Consumer, Cyclical		10,087,072

TOTAL BANK LOANS
(Cost $10,097,170)		10,087,072

CONVERTIBLE CORPORATE BONDS (1.94%)
Consumer, Cyclical (continued) (0.02%)
Airlines (0.02%)
American Airlines Group, Inc., 6.25% 10/15/2014	1,065,000	186,375

Total Consumer, Cyclical		186,375

Consumer, Non-cyclical (1.37%)
Pharmaceuticals (1.37%)
Herbalife Ltd., 2.00% 08/15/2019(d)	17,135,000	14,050,786

Total Consumer, Non-cyclical		14,050,786

	Principal Amount	Value

Energy (0.55%)
Oil & Gas (0.55%)
Lukoil International Finance BV, 2.63% 06/16/2015	$ 5,620,000	$5,634,050

Total Energy		5,634,050

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $20,323,815)		19,871,211

CORPORATE BONDS (9.76%)
Basic Materials (0.09%)
Forest Products & Paper (0.09%)
Resolute Forest Products, Inc., 5.88% 05/15/2023	1,000,000	955,000

Total Basic Materials		955,000

Communications (6.05%)
Internet (2.94%)
IAC/InterActiveCorp, 4.75% 12/15/2022	10,000,000	9,650,000
Netflix, Inc., 5.75% 03/01/2024(d)	10,439,000	10,830,463
VeriSign, Inc., 4.63% 05/01/2023	9,870,000	9,672,600

		30,153,063

Media (1.70%)
DISH DBS Corp., 5.00% 03/15/2023	7,511,000	7,379,557
Sirius XM Radio, Inc., 6.00% 07/15/2024(d)	10,000,000	10,075,000

		17,454,557

Telecommunications (1.41%)
Sprint Corp., 7.88% 09/15/2023(d)	13,475,000	14,485,625

Total Communications		62,093,245

Consumer, Cyclical (2.00%)
Auto Parts & Equipment (0.96%)
Lear Corp., 4.75% 01/15/2023	9,975,000	9,875,250

Retail (1.04%)
J.C. Penney Corp., Inc., 7.40% 04/01/2037	3,500,000	3,088,750
PVH Corp., 4.50% 12/15/2022	7,810,000	7,575,700

		10,664,450

Total Consumer, Cyclical		20,539,700

Consumer, Non-cyclical (0.67%)
Commercial Services (0.67%)
Sotheby’s, 5.25% 10/01/2022(d)	7,000,000	6,877,500

Total Consumer, Non-cyclical		6,877,500

			Principal Amount	Value

Technology (0.95%)
Computers (0.95%)
Seagate HDD Cayman, 4.75% 01/01/2025(d)			$ 9,830,000	$9,731,700

Total Technology				9,731,700

TOTAL CORPORATE BONDS (Cost $101,506,140)				100,197,145

U.S. TREASURY BONDS (3.88%)
2.50% 05/15/2024(b)			40,000,000	39,784,360

Total United States				39,784,360

TOTAL U.S. TREASURY BONDS (Cost $39,563,039)				39,784,360

MUNICIPAL BONDS (0.39%)
Puerto Rico (0.39%)
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Repayment of Bank Loans, 8.00% 07/01/2035			4,405,000	3,970,050

TOTAL MUNICIPAL BONDS (Cost $3,899,023)				3,970,050

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (1.47%)
Purchased Call Options (0.50%)
American Capital Ltd.	11/22/2014	$16.00	1,213	$61,863
CBOE SPX® Volatility	09/17/2014	16.00	1,000	175,000
EURO Currency Option
	05/15/2014	1.33	5,000,000	146,378
	06/12/2015	1.35	10,000,000	385,511
iShares® MSCI Mexico Capped ETF	01/17/2015	69.00	3,023	746,681
Market Vectors® Russia ETF	01/17/2015	23.00	3,432	772,200
MasterCard, Inc.	10/18/2014	80.00	450	41,850
Newmont Mining Corp.	09/20/2014	23.00	1,147	275,280
Nokia OYJ, Sponsored ADR
	01/17/2015	7.00	353	46,949
	10/18/2014	8.00	60	3,540
Nucor Corp.	01/17/2015	45.00	33	19,800
Pfizer, Inc.
	01/17/2015	27.00	54	12,960
	01/17/2015	33.00	2,810	50,580

	Expiration Date	Exercise Price	Contracts	Value

Purchased Call Options (continued)
Procter & Gamble Co.	01/17/2015	$85.00	1,000	$40,000
SPDR® Gold Shares	03/20/2015	125.00	1,000	502,500
SPDR® S&P 500® ETF Trust
	08/16/2014	196.00	200	19,800
	08/16/2014	198.00	705	27,495
	01/17/2015	200.00	4,500	1,638,000
Technology Select Sector SPDR® Fund	01/17/2015	31.00	233	193,973

Total Purchased Call Options				5,160,360

Purchased Put Options (0.97%)
Costco Wholesale Corp.	10/18/2014	110.00	1,007	87,609
Herbalife Ltd.	08/16/2014	57.50	1,000	585,000
Industrial Select Sector SPDR® Fund	09/20/2014	55.00	10,000	3,400,000
iShares® MSCI Mexico Capped ETF	01/17/2015	69.00	3,023	1,065,608
Nokia OYJ, Sponsored ADR	01/17/2015	7.00	353	6,001
SPDR® Gold Shares	03/20/2015	125.00	1,000	645,000
SPDR® S&P 500® ETF Trust
	09/20/2014	173.00	650	44,850
	01/17/2015	185.00	477	264,735
	08/16/2014	193.00	1,000	233,000
	10/18/2014	194.00	1,250	730,000
	09/20/2014	195.00	1,000	517,000
	10/18/2014	195.00	3,750	2,343,750

Total Purchased Put Options				9,922,553

TOTAL PURCHASED OPTIONS (Cost $12,750,949)				15,082,913

			Shares	Value

RIGHTS: 0.17%
Sanofi CVR, Expires: 12/31/2020(a)			3,772,055	1,697,425

Par Petroleum Corp.(a)			53,293	32,620

TOTAL RIGHTS (Cost $1,850,230)				1,730,045

		7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (17.38%)
Money Market Fund (17.38%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class		0.00001%	178,349,296	178,349,296

TOTAL SHORT TERM INVESTMENTS (Cost $178,349,296)				178,349,296

	7-Day Yield	Shares	Value

TOTAL INVESTMENTS (98.78%) (Cost $989,778,909)			$1,013,557,770

Other Assets In Excess of Liabilities (1.22%)			12,467,092

NET ASSETS (100.00%)			$1,026,024,862

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $561,492,339.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at July 31, 2014. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Floating or variable rate security. Interest rate disclosed is that which is in effect as of July 31, 2014.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31,2014, the market value of this security restricted under Rule 144A was $66,051,074, representing 6.44% of the Fund’s net assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (-23.37%)
Basic Materials (-0.31%)
Chemicals (-0.13%)
FMC Corp.	(20,509)	$(1,337,597)

Mining (-0.18%)
Newmont Mining Corp.	(73,150)	(1,822,167)

Total Basic Materials		(3,159,764)

Communications (-2.50%)
Internet (-2.48%)
Constant Contact, Inc.	(130,988)	(4,077,656)
Marketo, Inc.	(146,481)	(4,006,255)
Pandora Media, Inc.	(88,724)	(2,228,747)
Shutterfly, Inc.	(109,711)	(5,410,947)
Splunk, Inc.	(35,175)	(1,653,929)
SPS Commerce, Inc.	(31,152)	(1,661,959)
Twitter, Inc.	(141,750)	(6,405,683)

		(25,445,176)

Telecommunications (-0.02%)
Nokia OYJ, Sponsored ADR	(25,300)	(200,629)

Total Communications		(25,645,805)

Consumer, Cyclical (-6.83%)
Airlines (-0.16%)
American Airlines Group, Inc.	(41,444)	(1,610,099)

Apparel (-1.01%)
Michael Kors Holdings Ltd.	(74,738)	(6,089,652)
Skechers U.S.A., Inc., Class A	(82,355)	(4,296,460)

		(10,386,112)

Auto Manufacturers (-0.57%)
Tesla Motors, Inc.	(26,040)	(5,814,732)

Auto Parts & Equipment (-0.31%)
Dorman Products, Inc.	(72,937)	(3,164,007)

Entertainment (-0.36%)
International Speedway Corp., Class A	(57,324)	(1,738,064)
Vail Resorts, Inc.	(26,292)	(1,985,046)

		(3,723,110)

Housewares (-0.37%)
Toro Co.	(64,788)	(3,843,872)

Leisure Time (-0.74%)
Black Diamond, Inc.	(147,540)	(1,295,401)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Consumer, Cyclical (continued)
Harley-Davidson, Inc.	(101,543)	$(6,277,388)

		(7,572,789)

Retail (-3.31%)
CarMax, Inc.	(27,435)	(1,339,102)
Casey’s General Stores, Inc.	(27,263)	(1,803,993)
Chipotle Mexican Grill, Inc.	(8,820)	(5,931,450)
PriceSmart, Inc.	(38,443)	(3,163,859)
Red Robin Gourmet Burgers, Inc.	(55,160)	(3,550,098)
Restoration Hardware Holdings, Inc.	(78,425)	(6,414,381)
Sonic Corp.	(161,538)	(3,335,760)
Tiffany & Co.	(31,545)	(3,079,107)
Tractor Supply Co.	(85,260)	(5,300,614)

		(33,918,364)

Total Consumer, Cyclical		(70,033,085)

Consumer, Non-cyclical (-4.22%)
Beverages (-0.58%)
The Boston Beer Co., Inc., Class A	(26,927)	(5,934,711)

Biotechnology (-0.36%)
ARIAD Pharmaceuticals, Inc.	(641,655)	(3,695,933)

Commercial Services (-0.45%)
The Advisory Board Co.	(73,818)	(3,701,235)
MasterCard, Inc., Class A	(12,200)	(904,630)

		(4,605,865)

Cosmetics/Personal Care (-0.34%)
The Procter & Gamble Co.	(45,000)	(3,479,400)

Food (-0.35%)
Kellogg Co.	(30,971)	(1,852,995)
Sprouts Farmers Market, Inc.	(55,719)	(1,699,987)

		(3,552,982)

Healthcare-Products (-1.03%)
Cepheid	(130,200)	(4,900,728)
CR Bard, Inc.	(9,274)	(1,383,959)
Hospira, Inc.	(32,870)	(1,823,299)
ResMed, Inc.	(47,287)	(2,446,629)

		(10,554,615)

Healthcare-Services (-0.28%)
Amedisys, Inc.	(140,228)	(2,829,801)

Pharmaceuticals (-0.83%)
Herbalife Ltd.	(64,504)	(3,380,010)
Keryx Biopharmaceuticals, Inc.	(216,091)	(3,252,170)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Consumer, Non-cyclical (continued)
OPKO Health, Inc.	(204,205)	$(1,801,088)

		(8,433,268)

Total Consumer, Non-cyclical		(43,086,575)

Energy (-0.85%)
Oil & Gas (-0.62%)
Linn Energy LLC	(211,225)	(6,359,985)

Oil & Gas Services (-0.23%)
Core Laboratories NV	(16,125)	(2,361,184)

Total Energy		(8,721,169)

Financials (-1.59%)
Diversified Financial Services (-0.12%)
Financial Engines, Inc.	(30,550)	(1,189,922)

Real Estate Investment Trusts (-1.47%)
AvalonBay Communities, Inc.	(23,499)	(3,479,732)
EastGroup Properties, Inc.	(38,546)	(2,403,729)
Equity One, Inc.	(85,254)	(1,979,598)
Post Properties, Inc.	(55,364)	(3,000,729)
Public Storage	(13,076)	(2,243,972)
Regency Centers Corp.	(38,784)	(2,108,298)

		(15,216,058)

Total Financials		(16,405,980)

Industrials (-3.08%)
Building Materials (-1.03%)
Lennox International, Inc.	(49,509)	(4,224,108)
Martin Marietta Materials, Inc.	(51,323)	(6,375,856)

		(10,599,964)

Electrical Components & Equipment (-0.30%)
Acuity Brands, Inc.	(28,756)	(3,084,656)

Machinery-Diversified (-1.47%)
Applied Industrial Technologies, Inc.	(41,150)	(1,994,129)
Graco, Inc.	(29,049)	(2,153,983)
The Manitowoc Co., Inc.	(231,630)	(6,152,093)
Nordson Corp.	(28,860)	(2,169,406)
Xylem, Inc.	(75,449)	(2,662,595)

		(15,132,206)

Miscellaneous Manufacturing (-0.28%)
CLARCOR, Inc.	(21,962)	(1,302,566)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Industrials (continued)
TriMas Corp.	(50,299)	$(1,593,472)

		(2,896,038)

Total Industrials		(31,712,864)

Technology (-3.99%)
Computers (-0.43%)
Manhattan Associates, Inc.	(149,898)	(4,401,005)

Semiconductors (-0.34%)
Cree, Inc.	(73,439)	(3,468,524)

Software (-3.22%)
athenahealth, Inc.	(42,937)	(5,341,363)
Blackbaud, Inc.	(57,408)	(2,107,448)
Concur Technologies, Inc.	(63,466)	(5,899,799)
Dealertrack Technologies, Inc.	(76,125)	(2,860,016)
NetSuite, Inc.	(57,958)	(4,886,439)
salesforce.com, Inc.	(105,620)	(5,729,885)
Tyler Technologies, Inc.	(34,389)	(3,120,114)
VMware, Inc., Class A	(32,000)	(3,179,520)

		(33,124,584)

Total Technology		(40,994,113)

TOTAL COMMON STOCKS (Proceeds $244,651,107)		(239,759,355)

EXCHANGE TRADED FUNDS (-2.23%)
Equity Funds (-0.12%)
SPDR® Gold Shares	(9,800)	(1,209,222)

Debt Funds (-0.50%)
iShares® 20+ Year Treasury Bond ETF	(45,000)	(5,129,100)

Equity Funds (-1.61%)
iShares® MSCI Brazil Capped ETF	(60,198)	(2,919,603)
Market Vectors® Russia ETF	(241,820)	(5,808,516)
Powershares® QQQ Trust Series 1	(80,000)	(7,602,400)
Technology Select Sector SPDR® Fund	(4,300)	(167,657)

		(16,498,176)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $22,534,980)		(22,836,498)

TOTAL SECURITIES SOLD SHORT (Proceeds $267,186,087)		$(262,595,853)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN OPTIONS (-0.74%)
Written Call Options (-0.08%)
American Capital Ltd.	11/22/2014	$19.00	(1,213)	$(13,343)
CBOE SPX® Volatility	09/17/2014	20.00	(2,000)	(200,000)
Herbalife Ltd.:
	09/20/2014	55.00	(100)	(32,500)
	08/16/2014	60.00	(692)	(26,296)
	08/01/2014	65.00	(130)	(130)
	08/01/2014	67.50	(148)	(444)
Newmont Mining Corp.	09/20/2014	24.00	(300)	(45,000)
SPDR® S&P 500® ETF Trust	01/17/2015	197.00	(1,026)	(509,922)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,023,382)				(827,635)

Written Put Options (-0.66%)
American Capital Agency Corp.	01/17/2015	18.00	(1,000)	(19,000)
American Capital Ltd.	11/22/2014	13.00	(2,426)	(37,603)
Direxion Daily Gold Miners Bull 3x Shares
	01/17/2015	5.00	(31)	(4,495)
	01/17/2015	10.00	(119)	(69,020)
	01/17/2015	11.00	(2)	(1,350)
Exxon Mobil Corp.	01/17/2015	80.00	(35)	(1,820)
Herbalife Ltd.	08/16/2014	52.50	(2,000)	(526,000)
iShares® Russell 2000® ETF	10/18/2014	110.00	(6,650)	(2,646,700)
Market Vectors® Russia ETF
	08/16/2014	22.00	(100)	(1,000)
	01/17/2015	22.00	(58)	(6,380)
	08/08/2014	23.50	(50)	(1,100)
	08/01/2014	24.00	(50)	(750)
	08/08/2014	24.00	(100)	(4,500)
	08/16/2014	24.00	(150)	(8,100)
	08/01/2014	24.50	(20)	(980)
Nucor Corp.	01/17/2015	40.00	(38)	(1,520)
Pfizer, Inc.
	01/17/2015	22.00	(66)	(726)
	01/17/2015	29.00	(2,810)	(441,170)
Procter & Gamble Co.	01/17/2015	75.00	(1,000)	(200,000)
Raytheon Co.	01/17/2015	57.50	(26)	(481)
SPDR® S&P 500® ETF Trust
	01/17/2015	150.00	(5,145)	(406,455)
	01/17/2015	180.00	(1,347)	(579,210)
	08/16/2014	187.00	(2,000)	(178,000)
	09/20/2014	188.00	(2,000)	(534,000)
	01/17/2015	196.00	(1,026)	(998,298)

	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (continued)
Target Corp.	10/18/2014	$55.00	(2,006)	$(128,384)

TOTAL WRITTEN PUT OPTIONS (Premiums received $6,956,519)				(6,797,042)

TOTAL WRITTEN OPTIONS (Premiums received $7,979,901)				$(7,624,677)

TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Rate Paid to the Fund	Termination Date	Unrealized Depreciation

Merrill Lynch	Crocodile Gold Group	$129,150	0.5515%(a)	N/A(b)	04/15/2015	$(19,094)

Merrill Lynch	Euro-OAT Future	(2,959,816)	N/A	N/A	09/04/2014	(31,956)

Merrill Lynch	Long Gilt Future	(6,153,728)	N/A	N/A	08/26/2014	(74,880)

Merrill Lynch	Euro - BTP Future	(10,960,886)	N/A	N/A	09/04/2014	(206,526)

Merrill Lynch	Euro-Bund Future	(10,927,628)	N/A	N/A	09/04/2014	(229,811)

Merrill Lynch	Euro - BTP Future	(5,575,284)	N/A	N/A	09/04/2014	(232,881)

Merrill Lynch	Euro - BTP Future	(16,381,498)	N/A	N/A	09/04/2014	(475,445)

Merrill Lynch	Euro-Bund Future	(20,806,629)	N/A	N/A	09/04/2014	(476,623)

Merrill Lynch	Euro-OAT Future	(16,488,866)	N/A	N/A	09/04/2014	(560,597)

Merrill Lynch	Euro-OAT Future	(16,325,571)	N/A	N/A	09/04/2014	(589,001)

						$(2,896,814)

(a)	US 1 Month LIBOR as of last reset + 0.40%
(b)	The Fund receives dividend payments based on any dividend activity of the Reference Obligation.

TOTAL RETURN SWAP CONTRACTS

Counterparty: Bank of America, N.A.

Reference Obligation: Whitebox Tactical Opportunities Fund - Basket of Securities

Paid by Fund: 1 Month LIBOR plus 40 bps and any negative return of reference basket of securities.

Received by Fund: 1 Month LIBOR less 100 bps and any positive return of reference basket of securities.

Termination Date: November 3, 2014

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions
Amazon.com, Inc.	(30,077)	$(9,413,800)	$(451)
Energy Transfer Partners LP	(150,883)	(8,410,218)	(6,789)
Equinix, Inc.	(50,571)	(10,848,491)	(758)
Facebook, Inc., Class A	(162,252)	(11,787,608)	(2,434)
GATX Corp.	(113,085)	(7,011,270)	(565)
Illumina, Inc.	(46,577)	(7,448,128)	(699)
iShares® NASDAQ Biotech	(366,818)	(92,008,959)	1,349,890
iShares® Russell 2000®	(1,035,025)	(114,980,927)	2,597,913
Kinder Morgan Energy Partners LP	(111,777)	(9,056,173)	3,912
LinkedIn Corp., Class A	(36,505)	(6,594,263)	(547)
Mattress Firm Holding Corp.	(151,163)	(7,044,196)	(2,268)
Netflix, Inc.	(27,625)	(11,677,640)	(414)
Palo Alto Networks, Inc.	(102,601)	(8,296,317)	(1,539)
Pool Corp.	(122,010)	(6,681,268)	(1,830)
SPDR® Capital High Yield Bond ETF	(325,183)	(13,186,171)	(4,878)
TripAdvisor, Inc.	(102,439)	(9,715,315)	(1,537)
Under Armour, Inc., Class A	(181,758)	(12,132,346)	(2,726)
Valeant Pharmaceuticals International, Inc.	(64,712)	(7,596,542)	(9,384)
Walgreen Co.	(100,399)	(6,904,439)	(1,506)
Workday, Inc., Class A	(81,325)	(6,818,288)	(2,033)
Wynn Resorts Ltd.	(33,223)	(7,083,144)	(499)
Zillow, Inc., Class A	(122,709)	(17,612,423)	(1,841)

Total Short Positions		(392,307,926)	3,909,017

Total Positions		$(392,307,926)	$3,909,017

Common Abbreviations:

ADR - American Depository Receipt.

AMT - Alternate Minimum Tax.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CBOE - Chicago Board Options Exchange.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SPDR - Standard & Poor’s Depositary Receipt.

SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

WHITEBOX MARKET NEUTRAL EQUITY

SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (94.52%)
Basic Materials (0.77%)
Chemicals (0.17%)
OMNOVA Solutions, Inc.(a)(b)	20,859	$168,332

Forest Products & Paper (0.35%)
Orchids Paper Products Co.	1,993	52,615
Xerium Technologies, Inc.(a)	22,000	286,000

		338,615

Mining (0.25%)
Taseko Mines Ltd.(a)	106,717	245,449

Total Basic Materials		752,396

Communications (9.22%)
Advertising (0.81%)
MDC Partners, Inc., Class A	38,562	795,148

Internet (5.56%)
eBay, Inc.(a)	14,196	749,549
ePlus, Inc.(a)	11,352	620,841
Expedia, Inc.	9,486	753,378
Global Eagle Entertainment, Inc.(a)	80,383	819,907
Google, Inc., Class A(a)(b)	1,204	697,778
Monitise PLC(a)	85,000	65,365
Perion Network Ltd.(a)	54,737	448,296
The Priceline Group, Inc.(a)(b)	615	764,107
Safeguard Scientifics, Inc.(a)	12,750	253,087
TeleCommunication Systems, Inc., Class A(a)	80,000	252,000

		5,424,308

Media (0.20%)
Cumulus Media, Inc., Class A(a)	38,000	196,840

Telecommunications (2.65%)
Aruba Networks, Inc.(a)	6,418	114,626
Black Box Corp.	13,700	283,590
Extreme Networks, Inc.(a)(b)	63,000	296,100
Fortinet, Inc.(a)	8,140	199,837
Silicom Ltd.	4,500	120,780
Vonage Holdings Corp.(a)(b)	207,777	723,064
Vringo, Inc.(a)(b)	150,031	489,101
Zhone Technologies, Inc.(a)	115,900	359,290

		2,586,388

Total Communications		9,002,684

Consumer, Cyclical (17.87%)
Airlines (3.87%)
Allegiant Travel Co.(b)	4,022	473,631

	Shares	Value

Consumer, Cyclical (continued)
American Airlines Group, Inc.	15,021	$583,566
American Airlines Group, Inc., Escrow Shares(a)	52,166	83,465
Delta Air Lines, Inc.(b)	13,537	507,096
Gol Linhas Aereas Inteligentes SA, ADR	139,262	843,928
Republic Airways Holdings, Inc.(a)	129,280	1,285,043

		3,776,729

Auto Manufacturers (1.15%)
General Motors Co.	33,136	1,120,660

Auto Parts & Equipment (2.26%)
Cooper Tire & Rubber Co.	7,224	208,701
Delphi Automotive PLC	5,000	334,000
Gentherm, Inc.(a)	1,299	54,363
Motorcar Parts of America, Inc.(a)(b)	68,052	1,514,838
Tower International, Inc.(a)(b)	3,087	97,241

		2,209,143

Distribution/Wholesale (0.45%)
LKQ Corp.(a)	13,000	340,015
Titan Machinery, Inc.(a)	6,711	98,383

		438,398

Entertainment (0.31%)
Rick’s Cabaret International, Inc.(a)	8,618	95,487
Speedway Motorsports, Inc.	12,000	209,280

		304,767

Home Builders (0.29%)
KB Home(b)	17,385	283,375

Home Furnishings (2.50%)
Hooker Furniture Corp.	6,728	97,691
Norcraft Cos., Inc.(a)(b)	47,332	667,381
Select Comfort Corp.(a)(b)	11,402	230,320
Whirlpool Corp.	10,119	1,443,374

		2,438,766

Lodging (0.15%)
Century Casinos, Inc.(a)(b)	26,000	144,040

Office Furnishings (0.47%)
Herman Miller, Inc.	15,611	456,466

Retail (6.42%)
Abercrombie & Fitch Co., Class A	12,142	477,666
BJ’s Restaurants, Inc.(a)	13,266	454,626
Buffalo Wild Wings, Inc.(a)	4,602	668,763
Cabela’s, Inc.(a)	7,181	419,083
Conn’s, Inc.(a)(b)	14,902	596,080
Dollar General Corp.(a)	9,936	548,765
Dollar Tree, Inc.(a)(b)	11,492	625,969
Ezcorp, Inc., Class A(a)	29,782	291,566
Five Below, Inc.(a)	7,979	292,191

	Shares	Value

Consumer, Cyclical (continued)
The Pantry, Inc.(a)(b)	23,134	$414,330
Pier 1 Imports, Inc.	75,449	1,136,262
Yum! Brands, Inc.(b)	5,004	347,278

		6,272,579

Total Consumer, Cyclical		17,444,923

Consumer, Non-cyclical (25.68%)
Beverages (0.84%)
PepsiCo, Inc.(b)	9,293	818,713

Biotechnology (1.47%)
Gilead Sciences, Inc.(a)	7,426	679,850
Ligand Pharmaceuticals, Inc.(a)	13,203	649,192
Venaxis, Inc.(a)	56,784	107,322

		1,436,364

Commercial Services (6.22%)
Cintas Corp.	22,259	1,393,413
Deluxe Corp.(b)	16,750	921,418
Ennis, Inc.	22,000	311,960
KAR Auction Services, Inc.(b)	44,949	1,317,455
Net 1 UEPS Technologies, Inc.(a)	58,852	626,774
Newtek Business Services, Inc.(a)	36,000	88,560
The Providence Service Corp.(a)(b)	4,300	170,323
Steiner Leisure Ltd.(a)(b)	3,500	139,685
TeleTech Holdings, Inc.(a)	3,886	106,982
TravelCenters of America LLC(a)(b)	54,250	487,708
TrueBlue, Inc.(a)	10,151	273,975
United Rentals, Inc.(a)(b)	2,240	237,216

		6,075,469

Cosmetics/Personal Care (0.44%)
Colgate-Palmolive Co.(b)	6,750	427,950

Food (0.73%)
Cosan Ltd., Class A	8,801	106,228
John B Sanfilippo & Son, Inc.	9,750	257,888
SpartanNash Co.	16,591	347,747

		711,863

Healthcare-Products (7.24%)
Medtronic, Inc.(b)	31,438	1,940,982
MiMedx Group, Inc.(a)(b)	30,000	207,300
Patterson Cos., Inc.(b)	18,194	709,748
Stryker Corp.(b)	8,102	646,297
Symmetry Medical, Inc.(a)	11,437	100,760
Synergetics USA, Inc.(a)	45,000	140,400
TearLab Corp.(a)	30,000	130,800
Trinity Biotech PLC, Sponsored ADR(b)	95,979	2,229,592
Varian Medical Systems, Inc.(a)	11,716	962,469

		7,068,348

	Shares	Value

Consumer, Non-cyclical (continued)
Healthcare-Services (5.09%)
Addus HomeCare Corp.(a)	32,643	$722,716
Adeptus Health, Inc., Class A(a)	2,374	61,107
Alliance HealthCare Services, Inc.(a)	5,000	142,750
Almost Family, Inc.(a)	4,782	112,090
Community Health Systems, Inc.(a)	16,443	784,331
Covance, Inc.(a)	6,741	565,705
Skilled Healthcare Group, Inc., Class A(a)	60,000	357,000
Tenet Healthcare Corp.(a)	15,358	810,441
UnitedHealth Group, Inc.(b)	17,359	1,406,947

		4,963,087

Household Products/Wares (0.06%)
Summer Infant, Inc.(a)	13,878	57,733

Pharmaceuticals (3.59%)
Catamaran Corp.(a)	7,781	353,958
IGI Laboratories, Inc.(a)	19,949	105,131
Jazz Pharmaceuticals PLC(a)	4,597	642,339
Johnson & Johnson(b)	14,847	1,486,036
POZEN, Inc.	12,021	87,032
Supernus Pharmaceuticals, Inc.(a)(b)	95,496	826,995

		3,501,491

Total Consumer, Non-cyclical		25,061,018

Energy (3.63%)
Coal (0.14%)
Westmoreland Coal Co.(a)	3,252	140,128

Oil & Gas (2.99%)
Bellatrix Exploration Ltd.(a)	19,000	140,790
Cobalt International Energy, Inc.(a)	6,633	106,261
Gastar Exploration, Inc.(a)	26,517	175,543
Gran Tierra Energy, Inc.(a)(b)	171,460	1,138,494
Ithaca Energy, Inc.(a)	180,985	406,076
Ithaca Energy, Inc. (CAD)(a)	7,349	16,580
PBF Energy, Inc., Class A	16,400	444,440
Vantage Drilling Co.(a)(b)	184,701	345,391
Vertex Energy, Inc.(a)	18,000	147,960

		2,921,535

Oil & Gas Services (0.50%)
Hornbeck Offshore Services, Inc.(a)	5,376	234,931
MRC Global, Inc.(a)	9,250	248,178

		483,109

Total Energy		3,544,772

Financials (15.71%)
Banks (1.12%)
Ameris Bancorp	21,585	471,416
C&F Financial Corp.	3,750	128,513
Financial Institutions, Inc.	9,255	205,461
OFG Bancorp	18,150	289,674

		1,095,064

	Shares	Value

Financials (continued)
Diversified Financial Services (6.36%)
AerCap Holdings NV(a)	7,000	$305,410
Ally Financial, Inc.(a)	10,399	238,761
Consumer Portfolio Services, Inc.(a)	41,000	297,660
Encore Capital Group, Inc.(a)(b)	22,120	939,658
Federal Agricultural Mortgage Corp., Class C	12,000	349,800
Fly Leasing Ltd., ADR	20,000	298,800
JGWPT Holdings, Inc., Class A(a)	83,896	932,084
Nationstar Mortgage Holdings, Inc.(a)	2,894	88,296
Nelnet, Inc., Class A(b)	27,863	1,148,791
Och-Ziff Capital Management Group LLC, Class A	18,519	252,044
Ocwen Financial Corp.(a)(b)	14,722	444,163
Oppenheimer Holdings, Inc., Class A	5,519	125,944
Regional Management Corp.(a)	13,524	219,900
Stonegate Mortgage Corp.(a)(b)	43,833	564,131

		6,205,442

Insurance (2.22%)
Assured Guaranty Ltd.(b)	8,700	194,184
HCI Group, Inc.(b)	5,555	221,645
Health Insurance Innovations, Inc., Class A(a)	3,210	42,436
Lincoln National Corp.(b)	9,698	508,078
Maiden Holdings Ltd.	34,807	399,584
MBIA, Inc.(a)(b)	20,833	199,580
MetLife, Inc.	5,000	263,000
National Western Life Insurance Co., Class A(b)	1,400	337,400

		2,165,907

Private Equity (0.95%)
American Capital Ltd.(a)(b)	61,051	925,533

Real Estate Investment Trusts (4.79%)
Ashford Hospitality Trust, Inc.(b)	34,000	391,340
Cherry Hill Mortgage Investment Corp.(b)	25,514	503,391
CommonWealth REIT(a)	4,190	112,544
CyrusOne, Inc.(b)	9,102	226,185
The Geo Group, Inc.	12,943	445,369
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,593	474,270
New Residential Investment Corp.	54,588	326,436
Newcastle Investment Corp.	313,939	1,403,307
RAIT Financial Trust(b)	103,152	794,270

		4,677,112

Savings & Loans (0.27%)
Meta Financial Group, Inc.	1,166	42,909
Pacific Premier Bancorp, Inc.(a)	15,823	226,269

		269,178

Total Financials		15,338,236

Industrials (15.87%)
Aerospace & Defense (1.98%)
B/E Aerospace, Inc.(a)	10,119	861,532
Spirit AeroSystems Holdings, Inc., Class A(a)	3,230	105,201

	Shares	Value

Industrials (continued)
United Technologies Corp.(b)	9,194	$966,749

		1,933,482

Building Materials (0.46%)
Builders FirstSource, Inc.(a)	36,000	213,840
Nortek, Inc.(a)	3,000	239,310

		453,150

Electrical Components & Equipment (3.67%)
Emerson Electric Co.(b)	19,357	1,232,073
Generac Holdings, Inc.(a)	13,127	569,712
General Cable Corp.	9,575	212,852
Hubbell, Inc., Class B(b)	10,476	1,225,063
PowerSecure International, Inc.(a)(b)	34,894	343,008

		3,582,708

Electronics (1.44%)
Checkpoint Systems, Inc.(a)	12,960	158,630
Flextronics International Ltd.(a)(b)	45,944	477,358
Methode Electronics, Inc.	7,569	242,057
Stoneridge, Inc.(a)(b)	19,000	208,430
Turtle Beach Corp.(a)	16,500	133,485
ZAGG, Inc.(a)	36,022	184,073

		1,404,033

Engineering & Construction (1.28%)
Fluor Corp.	4,000	291,480
Granite Construction, Inc.(b)	20,760	675,738
Tutor Perini Corp.(a)(b)	10,494	285,752

		1,252,970

Metal Fabricate/Hardware (0.57%)
Mueller Water Products, Inc., Class A	71,428	553,567

Miscellaneous Manufacturing (2.74%)
Crane Co.(b)	17,149	1,176,593
Danaher Corp.(b)	15,429	1,139,895
Hexcel Corp.(a)	7,034	262,016
MFRI, Inc.(a)	8,750	96,337

		2,674,841

Packaging & Containers (0.86%)
Graphic Packaging Holding Co.(a)	27,395	328,740
Rock-Tenn Co., Class A	3,191	317,281
Sealed Air Corp.	5,866	188,416

		834,437

Transportation (2.87%)
Aegean Marine Petroleum Network, Inc.(b)	79,308	747,081
DryShips, Inc.(a)	66,370	189,818
Dynagas LNG Partners LP	8,500	198,390
Heartland Express, Inc.(b)	31,412	705,199
Quality Distribution, Inc.(a)	9,017	120,377
Roadrunner Transportation Systems, Inc.(a)	10,296	258,842
Safe Bulkers, Inc.	14,858	108,315

			Shares	Value

Industrials (continued)
Swift Transportation Co.(a)			22,964	$469,614

				2,797,636

Total Industrials				15,486,824

Technology (5.77%)
Computers (2.95%)
Cognizant Technology Solutions Corp., Class A(a)			15,156	743,402
Icad, Inc.(a)			94,585	862,615
Netlist, Inc.(a)			97,200	120,528
Quantum Corp.(a)(b)			371,393	464,241
Super Micro Computer, Inc.(a)			4,284	112,113
Sykes Enterprises, Inc.(a)			23,453	485,477
WidePoint Corp.(a)			62,200	91,434

				2,879,810

Semiconductors (1.34%)
Atmel Corp.(a)(b)			29,936	245,475
Himax Technologies, Inc., ADR			15,000	95,925
IPG Photonics Corp.(a)			4,787	322,404
Mattson Technology, Inc.(a)			40,407	82,834
Skyworks Solutions, Inc.			2,696	136,849
Ultra Clean Holdings, Inc.(a)			15,656	135,738
Xcerra Corp.(a)(b)			30,500	285,175

				1,304,400

Software (1.48%)
Acxiom Corp.(a)			6,500	119,080
Aspen Technology, Inc.(a)(b)			6,028	261,856
Oracle Corp.			7,000	282,730
Planet Payment, Inc.(a)			75,000	176,250
Qlik Technologies, Inc.(a)			11,232	297,199
Simulations Plus, Inc.			400	2,388
Synchronoss Technologies, Inc.(a)			7,688	310,672

				1,450,175

Total Technology				5,634,385

TOTAL COMMON STOCKS (Cost $94,876,926)				92,265,238

EXCHANGE TRADED FUNDS (0.24%)
Equity Funds (0.24%)
Market Vectors® Gold Miners ETF			9,000	233,010

TOTAL EXCHANGE TRADED FUNDS
(Cost $220,533)				233,010

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (0.04%)
Purchased Call Options (0.01%)
American Capital Ltd.	11/22/2014	$16.00	80	$4,080

Total Purchased Call Options				4,080

	Expiration Date	Exercise Price	Contracts	Value

Purchased Put Options (0.03%)

hhgregg, Inc.
	08/16/2014	$7.00	173	$4,325
	01/17/2015	8.00	149	26,075

Total Purchased Put Options				30,400

TOTAL PURCHASED OPTIONS (Cost $26,704)				34,480

			Shares	Value

WARRANTS: 0.00%(c)
EnteroMedics, Inc., Strike Price: $1.90, Expires: 09/28/2016			19,964	1,491

TOTAL WARRANTS (Cost $26,248)				1,491

		7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (1.81%)
Money Market Fund (1.81%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class		0.00001%	1,768,734	1,768,734

TOTAL SHORT TERM INVESTMENTS (Cost $1,768,734)				1,768,734

TOTAL INVESTMENTS (96.61%) (Cost $96,919,145)				94,302,953

Other Assets In Excess of Liabilities (3.39%)				3,309,282

NET ASSETS (100.00%)				$97,612,235

(a)	Non-income producing security.
(b)

Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $19,623,777.

(c)	Less than 0.005% of Net Assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (-0.10%)
Consumer, Non-cyclical (-0.10%)
Healthcare-Services (-0.10%)
Amedisys, Inc.	(5,000)	$(100,900)

Total Consumer, Non-cyclical		(100,900)

TOTAL COMMON STOCKS (Proceeds $67,331)		(100,900)

TOTAL SECURITIES SOLD SHORT (Proceeds $67,331)		$(100,900)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN OPTIONS (-0.02%)
Written Call Options (-0.01%)
American Capital Ltd.	11/22/2014	$19.00	(80)	$(880)

hhgregg, Inc.:
	08/16/2014	7.00	(130)	(4,875)
	01/17/2015	10.00	(149)	(4,470)

TOTAL WRITTEN CALL OPTIONS (Premiums received $19,007)				(10,225)

Written Put Options (-0.01%)
American Capital Ltd.	11/22/2014	13.00	(160)	(2,480)
Sears Holdings Corp.	09/20/2014	35.00	(44)	(8,360)

TOTAL WRITTEN PUT OPTIONS (Premiums received $15,973)				(10,840)

TOTAL WRITTEN OPTIONS (Premiums received $34,980)				$(21,065)

TOTAL RETURN SWAP CONTRACTS

Counterparty: Bank of America, N.A.

Reference Obligation: Whitebox Market Neutral Equity Fund - Basket of Securities

Paid by Fund: 1 Month LIBOR plus 40 bps and any negative return of reference basket of securities.

Received by Fund: 1 Month LIBOR less 100 bps and any positive return of reference basket of securities.

Termination Date: November 3, 2014

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions
8x8, Inc.	(50,036)	$(404,291)	$(31,523)
Aeropostale, Inc.	(31,500)	(104,580)	(945)
Affymetrix, Inc.	(37,250)	(320,350)	2,235
Agilysys, Inc.	(21,800)	(286,670)	7,431
Alere, Inc.	(4,117)	(164,680)	(3,014)
Alico, Inc.	(4,893)	(180,601)	8,021
Amazon.com, Inc.	(916)	(286,699)	38,582
Amedisys, Inc.	(9,363)	(188,945)	(40,223)
Annie’s, Inc.	(4,900)	(142,982)	18,522
Armstrong World Industries, Inc.	(6,000)	(292,080)	38,520
athenahealth, Inc.	(1,000)	(124,400)	2,940
AtriCure, Inc.	(9,325)	(153,583)	(1,586)
AvalonBay Communities, Inc., REIT	(3,137)	(464,527)	(6,368)
Bank of the Ozarks, Inc.	(8,500)	(261,545)	23,885
BankFinancial Corp.	(7,250)	(74,095)	3,552
Bankrate, Inc.	(8,250)	(139,095)	6,435
Barnes Group, Inc.	(9,750)	(333,938)	33,539
Black Diamond, Inc.	(28,000)	(245,840)	54,040
Boeing Co.	(5,877)	(708,061)	49,302
Boston Beer Co., Inc., Class A	(1,619)	(356,828)	7,998
Briggs & Stratton Corp.	(28,765)	(527,262)	27,264
Cadiz Inc	(8,100)	(72,738)	(6,561)
Cardiovascular Systems, Inc.	(5,548)	(149,796)	5,103
Caterpillar, Inc.	(4,904)	(494,078)	44,447
Cavco Industries, Inc.	(1,325)	(94,592)	12,177
Celadon Group, Inc.	(36,103)	(766,828)	53,032
Cepheid	(14,990)	(564,224)	153,828
Citizens, Inc.	(58,907)	(397,033)	18,850
Clean Energy Fuels Corp.	(73,480)	(731,861)	32,483
Clifton Bancorp, Inc.	(18,695)	(231,070)	1,870
Cognex Corp.	(6,383)	(261,575)	(15,829)
Cohen & Steers, Inc.	(6,000)	(249,060)	8,940
Connecticut Water Service, Inc.	(4,500)	(143,505)	2,745
Constant Contact, Inc.	(11,311)	(352,111)	11,510
Consumer Discretionary Select Sector SPDR® Fund	(31,054)	(2,044,595)	41,514
Consumer Staples Select Sector SPDR® Fund	(34,948)	(1,506,608)	64,619
Costco Wholesale Corp.	(7,416)	(871,677)	1,289
Cree, Inc.	(3,500)	(165,305)	5,915
Crimson Wine Group Ltd.	(17,590)	(165,346)	5,260
Deere & Co.	(6,083)	(517,724)	20,463
Deltic Timber Corp	(12,421)	(758,923)	(11,972)
DexCom, Inc.	(4,763)	(179,470)	(6,049)
Education Management Corp.	(9,200)	(11,868)	3,956
Ellie Mae, Inc.	(7,539)	(216,520)	(2,310)
Endologix, Inc.	(11,842)	(167,564)	1,421
Equity One, Inc., REIT	(20,732)	(481,397)	19,739

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions (continued)
Erie Indemnity Co.	(4,600)	$(336,812)	$(2,714)
Essex Property Trust, Inc., REIT	(2,936)	(556,578)	646
Everyday Health, Inc.	(17,810)	(296,002)	4,807
Fairway Group Holdings Corp.	(6,647)	(39,084)	2,260
Federal Realty Investment Trust	(4,000)	(488,400)	4,240
Federal-Mogul Holdings Corp.	(12,600)	(200,844)	52,920
Forrester Research, Inc.	(5,833)	(225,620)	(5,366)
FXCM, Inc.	(16,354)	(222,742)	(4,580)
Golar LNG Ltd.	(2,750)	(169,428)	(8,965)
Gorman-Rupp Co.	(16,189)	(469,157)	80,475
GrafTech International Ltd.	(43,000)	(361,200)	55,900
Greenhill & Co. Inc	(12,760)	(584,025)	18,593
Haemonetics Corp.	(4,491)	(159,745)	547
Harley-Davidson, Inc.	(2,688)	(166,172)	11,317
Health Care Select Sector SPDR® Fund	(104,497)	(6,365,957)	43,022
Hill-Rom Holdings, Inc.	(11,580)	(456,252)	11,859
Home Depot, Inc.	(3,869)	(312,809)	(3,929)
IDEXX Laboratories, Inc.	(3,587)	(446,510)	28,796
inContact, Inc.	(16,500)	(131,835)	6,765
Industrial Select Sector SPDR® Fund	(129,929)	(6,730,322)	298,170
Integra LifeSciences Holdings Corp.	(3,378)	(160,185)	891
Inter Parfums, Inc.	(6,283)	(164,175)	13,760
Interactive Intelligence Group, Inc.	(1,329)	(60,297)	6,126
Intuitive Surgical, Inc.	(985)	(450,687)	(65,845)
iShares® MSCI Brazil Capped ETF	(3,977)	(192,885)	4,851
iShares® Nasdaq Biotechnology ETF	(7,575)	(1,900,037)	9,379
iShares® Russell 2000® Index Fund	(164,631)	(18,288,858)	565,602
Johnson Controls, Inc.	(6,912)	(326,523)	21,859
Joy Global, Inc.	(3,200)	(189,632)	2,848
Kohl’s Corp.	(3,266)	(174,862)	(5,193)
L-3 Communications Holdings, Inc.	(2,300)	(241,408)	36,478
Lancaster Colony Corp.	(1,216)	(106,218)	4,183
Landauer, Inc.	(3,800)	(163,970)	(2,508)
Lowe’s Cos, Inc.	(6,761)	(323,514)	(2,016)
Manhattan Associates, Inc.	(8,054)	(236,465)	23,115
Marcus Corp.	(16,500)	(291,555)	29,205
Martin Marietta Materials, Inc.	(1,213)	(150,691)	6,417
Mattress Firm Holding Corp.	(19,404)	(904,226)	(1,708)
Merit Medical Systems, Inc.	(10,698)	(137,362)	22,838
Natural Grocers by Vitamin Cottage, Inc.	(9,315)	(211,264)	9,891
Netflix, Inc.	(700)	(295,904)	18,459
NetSuite, Inc.	(3,250)	(274,008)	(13,195)
Nordson Corp.	(1,872)	(140,718)	4,905
Novadaq Technologies, Inc.	(9,876)	(151,498)	11,950
Owens Corning	(13,796)	(469,754)	40,079
Paylocity Holding Corp.	(12,500)	(244,875)	14,375
Pennsylvania Real Estate Investment Trust	(19,900)	(382,677)	(2,985)
PerkinElmer, Inc.	(13,415)	(620,041)	1,189
Piper Jaffray Cos	(5,585)	(288,186)	1,658
Post Properties, Inc.	(5,733)	(310,729)	4,593
PriceSmart, Inc.	(4,750)	(390,925)	16,293
Raven Industries, Inc.	(11,000)	(306,570)	29,040
Regency Centers Corp., REIT	(16,401)	(891,558)	24,274
Restoration Hardware Holdings, Inc.	(6,671)	(545,621)	18,879
Ritchie Bros Auctioneers, Inc.	(9,500)	(230,090)	3,135

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions (continued)
RLI Corp.	(30,799)	$(1,316,349)	$82,726
Sears Holdings Corp.	(18,537)	(707,187)	13,631
Select Medical Holdings Corp.	(10,287)	(159,860)	415
Shenandoah Telecommunications Co.	(5,938)	(164,542)	8,687
Sonoco Products Co.	(15,210)	(595,319)	57,753
SPDR® S&P 500® ETF Trust	(13,125)	(2,534,306)	48,685
SPDR® S&P MidCap 400® ETF Trust	(7,979)	(1,987,808)	58,664
SPDR® S&P® Retail ETF	(11,384)	(954,548)	15,506
SPX Corp.	(4,234)	(419,716)	32,207
Sun Hydraulics Corp.	(14,514)	(529,471)	28,789
Synageva BioPharma Corp.	(2,456)	(168,015)	11,370
Taubman Centers, Inc.	(4,460)	(328,078)	14,007
The Manitowoc Co. Inc	(16,097)	(427,536)	82,159
The Medicines Co.	(5,687)	(132,905)	18,085
The St. Joe Co.	(24,535)	(560,379)	30,256
The Wendy’s Co.	(28,500)	(232,275)	3,420
Thermo Fisher Scientific, Inc.	(2,250)	(273,375)	(7,875)
Titan International, Inc.	(30,382)	(453,299)	15,189
Tootsie Roll Ind.	(18,774)	(494,319)	31,392
Toro Co.	(3,744)	(222,132)	9,584
Tractor Supply Co.	(7,594)	(472,119)	(9,037)
TriMas Corp.	(12,000)	(380,160)	59,160
Under Armour, Inc., Class A	(10,976)	(732,648)	(92,813)
United Natural Foods, Inc.	(2,250)	(131,895)	10,958
United Parcel Service, Inc., Class B	(10,438)	(1,013,425)	74,844
Valmont Industries, Inc.	(716)	(104,271)	1,926
ViewPoint Financial Group, Inc.	(4,524)	(113,733)	5,412
voxeljet AG	(5,975)	(107,729)	11,353
WD-40 Co.	(7,450)	(497,362)	22,499
Westamerica Bancorporation	(17,539)	(838,715)	54,195
Whole Foods Market, Inc.	(6,118)	(233,830)	(9,296)
Woodward, Inc.	(3,858)	(192,746)	(4,977)
Zillow, Inc., Class A	(2,384)	(342,176)	(34,167)
Zoe’s Kitchen, Inc.	(6,900)	(200,169)	4,416

Total Short Positions		(84,316,379)	2,801,755

Total Positions		$(84,316,379)	$2,801,755

Common Abbreviations:

ADR - American Depository Receipt.

ETF - Exchange Traded Fund.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SA – Generally designated corporations in various countries, mostly those employing civil law.

SPDR - Standard and Poor’s Depository Receipt.

See Notes to Quarterly Schedule of Investments.

WHITEBOX TACTICAL ADVANTAGE FUND

SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (0.44%)
Financials (0.44%)
Real Estate Investment Trusts (0.44%)
American Capital Agency Corp.	2,100	$48,552

Total Financials		48,552

TOTAL COMMON STOCKS (Cost $48,434)		48,552

	Principal Amount	Value

BANK LOANS (20.38%)(a)
Consumer, Cyclical (11.32%)
Retail (11.32%)
J.C. Penny Company, 6.00% 05/22/2018	$498,741	$504,396
Kate Spade & Company, 4.00% 04/09/2021	500,000	496,770
Rite Aid Corporation, 4.88% 06/21/2021	250,000	252,500

		1,253,666

Total Consumer, Cyclical		1,253,666

Consumer, Non-cyclical (4.48%)
Retail (4.48%)
Roundy’s Supermarket, 5.75% 03/03/2021	498,750	496,723

Total Consumer, Non-cyclical		496,723

Industrials (4.58%)
Transportation (4.58%)
YRC Worldwide, Inc., 8.00% 02/13/2019	498,747	507,475

Total Industrials		507,475

TOTAL BANK LOANS (Cost $2,254,156)		2,257,864

CONVERTIBLE CORPORATE BONDS (6.37%)
Consumer, Non-cyclical (1.85%)
Pharmaceuticals (1.85%)
Herbalife Ltd., 2.00% 08/15/2019(b)	250,000	205,001

Total Consumer, Non-cyclical		205,001

	Principal Amount	Value

Energy (4.52%)
Oil & Gas (4.52%)
Lukoil International Finance BV, 2.63% 06/16/2015	$500,000	$501,250

Total Energy		501,250

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $711,568)		706,251

CORPORATE BONDS (75.24%)
Basic Materials (4.31%)
Forest Products & Paper (4.31%)
Resolute Forest Products, Inc., 5.88% 05/15/2023	500,000	477,500

Total Basic Materials		477,500

Communications (41.29%)
Internet (9.07%)
IAC/InterActiveCorp, 4.75% 12/15/2022	250,000	241,250
Netflix, Inc., 5.75% 03/01/2024(b)	500,000	518,750
VeriSign, Inc., 4.63% 05/01/2023(c)	250,000	245,000

		1,005,000

Media (15.95%)
DISH DBS Corp., 5.00% 03/15/2023	500,000	491,250
The McClatchy Co., 9.00% 12/15/2022(c)	250,000	276,875
Sirius XM Radio, Inc., 6.00% 07/15/2024(b)	500,000	503,750
Time, Inc., 5.75% 04/15/2022(b)	500,000	496,250

		1,768,125

Telecommunications (16.27%)
CenturyLink, Inc., 7.60% 09/15/2039	250,000	251,250
Frontier Communications Corp., 7.13% 01/15/2023	500,000	520,000
Sprint Corp., 7.88% 09/15/2023(b)(c)	500,000	536,250
Windstream Corp., 6.38% 08/01/2023(c)	500,000	495,625

		1,803,125

Total Communications		4,576,250

Consumer, Cyclical (11.41%)
Auto Parts & Equipment (2.23%)
Lear Corp., 4.75% 01/15/2023(c)	250,000	247,344

Retail (9.18%)
L Brands, Inc., 5.63% 10/15/2023(c)	500,000	531,250
PVH Corp., 4.50% 12/15/2022	500,000	486,250

		1,017,500

Total Consumer, Cyclical		1,264,844

	Principal Amount	Value

Consumer, Non-cyclical (2.22%)
Commercial Services (2.22%)
Sotheby’s, 5.25% 10/01/2022(b)	$250,000	$245,625

Total Consumer, Non-cyclical		245,625

Energy (4.60%)
Coal (2.41%)
Westmoreland Coal Co. / Westmoreland Partners, 10.75% 02/01/2018(b)	250,000	266,875

Oil & Gas (2.19%)
Tesoro Corp., 5.13% 04/01/2024	250,000	242,813

Total Energy		509,688

Industrials (2.23%)
Packaging & Containers (2.23%)
Sealed Air Corp., 5.25% 04/01/2023(b)	250,000	247,500

Total Industrials		247,500

Technology (6.91%)
Computers (4.47%)
Seagate HDD Cayman, 4.75% 01/01/2025(b)	500,000	495,000

Semiconductors (2.44%)
Micron Technology, Inc., 5.50% 02/01/2025(b)	271,000	270,322

Total Technology		765,322

Utilities (2.27%)
Electric (2.27%)
NRG Energy, Inc., 6.25% 05/01/2024(b)	250,000	251,250

Total Utilities		251,250

TOTAL CORPORATE BONDS (Cost $8,440,139)		8,337,979

		Principal Amount	Value

MUNICIPAL BONDS (2.62%)
New York (2.62%)
New York Liberty Development Corp., 5.25% 10/01/2035(c)		$250,000	$290,392

TOTAL MUNICIPAL BONDS (Cost $286,932)			290,392

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.94%)
Money Market Fund (0.94%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	104,811	104,811

TOTAL SHORT TERM INVESTMENTS (Cost $104,811)			104,811

TOTAL INVESTMENTS (105.99%) (Cost $11,846,040)			11,745,849

Liabilities in Excess of Other Assets (-5.99%)			(664,024)

NET ASSETS (100.00%)			$11,081,825

(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at July 31, 2014. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
Floating or variable rate security. Interest rate disclosed is that which is in effect as of July 31, 2014.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31,2014, the market value of this security restricted under Rule 144A was $4,036,874, representing 36.43% of the Fund’s net assets.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $2,611,828.

Common Abbreviations:

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

EXCHANGE TRADED FUNDS (-12.55%)
Debt Funds (-12.55%)
iShares® 20+ Year Treasury Bond ETF	(12,200)	$(1,390,556)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,393,952)		(1,390,556)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,393,952)		$(1,390,556)

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

July 31, 2014 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Equity Fund (formerly known as Whitebox Long Short Equity Fund prior to January 31, 2014) and Whitebox Tactical Income Fund (each, a “Fund” and together, the “Funds”). Whitebox Tactical Opportunities Fund commenced operations on December 1, 2011, Whitebox Market Neutral Equity Fund commenced operations on November 1, 2012 and Whitebox Tactical Income Fund commenced operations on May 1, 2014. The investment objective of Whitebox Tactical Opportunities Fund is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management. The investment objective of Whitebox Market Neutral Equity Fund is to provide investors with a positive return regardless of the direction of the U.S. equity markets generally. The investment objective of Whitebox Tactical Income Fund is to produce a high level of total return, comprised of current income and capital appreciation, while maintaining low portfolio volatility. The Funds are classified as non-diversified as defined in the 1940 Act.

Prior to January 31, 2014, Whitebox Tactical Opportunities Fund and Whitebox Market Neutral Equity Fund were authorized to issue shares in three share classes: Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments of $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). Effective, January 31, 2014, Advisor Shares are no longer being offered, and as of that date the outstanding Advisor Shares were converted into Investor Shares. As a result, each outstanding Advisor Share received Investor Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Advisor Shares so reclassified. Additionally, the Investor Shares no longer have a front-end sales charge for investments of up to $1 million nor a contingent deferred sales charge for investments of $1 million or more. The Whitebox Tactical Income Fund is authorized to issue shares in two share classes: Investor Shares (offered generally and without front-end or contingent deferred sales charge) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The information contained herein was prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts as of the reporting period end. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “NYSE”) or using methods determined by Whitebox Advisors LLC (the “Adviser”) pursuant to procedures established under the general supervision and responsibility of the Board of Trustees (the “Board”). The Fund may, at its discretion, use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These foreign equity securities are generally categorized as Level 2 in the hierarchy when they are fair valued, but are otherwise categorized as Level 1. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Adviser. The Board may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b) A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of July 31, 2014, the Funds did not hold any restricted securities.

(c) The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

(d) The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.

When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 –

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014:

Whitebox Tactical Opportunities

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)
Consumer, Cyclical
Airlines	$3,775,963	$931,200	$–	$4,707,163
Other	88,349,007	–	–	88,349,007
Energy
Oil & Gas	51,444,651	1,004,573	–	52,449,224
Other	6,139,238	–	–	6,139,238
Other	317,167,865	–	–	317,167,865
Closed End Funds	11,163,900	–	–	11,163,900
Exchange Traded Funds	164,509,281	–	–	164,509,281
Bank Loans	–	10,087,072	–	10,087,072
Convertible Corporate Bonds	–	19,871,211	–	100,197,145
Corporate Bonds	–	100,197,145	–	100,197,145
U.S. Treasury Bonds	–	39,784,360	–	39,784,360
Municipal Bonds	–	3,970,050	–	3,970,050
Purchased Options	14,551,024	531,889	–	15,082,913
Rights	1,730,045	–	–	1,730,045
Short Term Investments	178,349,296	–	–	178,349,296

Total	$837,180,270	$176,377,500	$–	$1,013,557,770

Other Financial Instruments

Assets
Total Return Swap Contracts	$–	$3,904,652	$–	$3,904,652
Liabilities
Securities Sold Short
Common Stocks(a)	(239,759,355)	–	–	(239,759,355)
Exchange Traded Funds	(22,836,498)	–	–	(22,836,498)
Written Options	(7,624,677)	–	–	(7,624,677)
Total Return Swap Contracts	–	(2,896,814)	–	(2,896,814)

Total	$(270,220,530)	$1,007,838	$–	$(269,212,692)

Whitebox Market Neutral Equity

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)
Consumer, Cyclical
Airlines	$3,693,264	$83,465	$–	$3,776,729
Other	13,668,194	–	–	13,668,194
Other	74,820,315	–	–	74,820,315
Exchange Traded Funds	233,010	–	–	233,010
Purchased Options	34,480	–	–	34,480
Warrants	–	1,491	–	1,491
Short Term Investments	1,768,734	–	–	1,768,734

Total	$94,217,997	$84,956	$–	$94,302,953

Other Financial Instruments

Assets
Total Return Swap Contracts	$–	$2,801,755	$–	$2,801,755
Liabilities
Securities Sold Short
Common Stocks(a)	(100,900)	–	–	(100,900)
Written Options	(21,065)	–	–	(21,065)

Total	$(121,965)	$2,801,755	$–	$2,679,790

Whitebox Tactical Income Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$48,552	$–	$–	$48,552
Bank Loans	–	2,257,864	–	2,257,864
Convertible Corporate Bonds	–	706,251	–	706,251
Corporate Bonds	–	8,337,979	–	8,337,979
Municipal Bonds	–	290,392	–	290,392
Short Term Investments	104,811	–	–	104,811

Total	$153,363	$11,592,486	$–	$11,745,849

Other Financial Instruments

Liabilities
Securities Sold Short
Exchange Traded Funds	$(1,390,556)	$–	$–	$(1,390,556)

Total	$(1,390,556)	$–	$–	$(1,390,556)

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels at the end of the reporting period. During the nine months ended July 31, 2014 Whitebox Tactical Opportunities Fund and Whitebox Market Neutral Equity Fund transferred Common Stock with a market value of $931,200 and $83,465 respectively from a level 1 to a level 2 security due to the unavailability of a quoted price in an active market. During the nine months ended July 31, 2014 Whitebox Tactical Income Fund did not have any transfers. For the periods ended July 31, 2014, the Funds did not have unobservable inputs (Level 3) used in determining fair value.

4. DERIVATIVE INSTRUMENTS

The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Funds may engage in transactions in options, and total return swaps (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty.

Market Risk Factors: In pursuit of its investment objectives, the Funds may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase market value exposure relative to net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Purchased and Written Options: Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. The Funds could experience losses if the prices of options positions move in a direction different than anticipated, or if the Funds were unable to close out positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Funds if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the period ended July 31, 2014 was as follows:

Whitebox Tactical Opportunities Fund

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, Oct 31, 2013	(9,006)	$2,025,414	(7,489)	$1,475,686
Positions opened	(65,226)	16,318,579	(70,042)	13,049,871
Exercised	28,542	(10,056,848)	5,769	(1,106,139)
Expired	30,510	(5,339,270)	34,393	(5,008,153)
Closed	9,571	(1,924,493)	7,114	(1,454,746)

Outstanding July 31, 2014	(5,609)	$1,023,382	(30,255)	$6,956,519

Market Value, July 31, 2014		$(827,635)		$(6,797,042)

Whitebox Market Neutral Equity Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, October 31, 2013	(139)	$30,380	(150)	$6,586
Positions opened	(574)	56,542	(224)	23,756
Exercised	180	(41,359)	20	(7,783)
Expired	84	(7,262)	150	(6,586)
Closed	90	(19,294)	-	-

Outstanding, July 31, 2014	(359)	$19,007	(204)	$15,973

Market Value, July 31, 2014		$(10,225)		$(10,840)

.

Swap Agreements: The Funds may enter into swap agreements for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). All outstanding swap agreements are reported in each Fund’s schedule of investments.

Total Return Swaps: Certain Funds may invest in total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligate to pay or is to receive under the total return swap agreement.

Use of Segregated and Other Special Accounts: Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation (determined each business day) must be designated.

5. FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2014, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales, investment in partnerships and the tax inclusion of constructive sale gains and short dividends.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Whitebox Tactical Opportunities	$992,145,091	$47,431,455	$(26,018,776)	$21,412,679
Whitebox Market Neutral Equity	$97,972,081	$1,602,398	$(5,271,526)	$(3,669,128)
Whitebox Tactical Income	$11,846,040	$43,440	$(143,631)	$(100,191)

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin President

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin President

Date:	September 26, 2014

By:	/s/ Michael McCormick
Michael McCormick Treasurer

Date:	September 26, 2014